INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Schedule of Patents	Patents consists of the following:

	March 31, 2015	December 31, 2014

Patents	$664,513	$660,586
Less: Accumulated amortization	54,272	50,557

	$610,241	$610,029

	December 31, 2014	December 31, 2013

Patents	$660,586	$579,235
Less: Accumulated amortization	50,557	35,695

	$610,029	$543,540